WARRANTS (Details)	12 Months Ended	13 Months Ended
	Nov. 30, 2020 CAD ($) $ / shares	Dec. 31, 2021 CAD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
WARRANTS
Balance At Beginning	$ 0		$ 13,052,900
Private Placements	12,632,900		30,790,738
Broker Warrants Issued	$ 420,000		2,823,203
Warrants Exercised			$ (480,000)
Balance At Ending		$ 46,186,841
Weighted Average Exercise Prices, Beginning | (per share)	$ 0		$ 0.40
Weighted Average Exercise Prices, Private Placements | (per share)	0.40		0.60
Weighted Average Exercise Prices Brokers Warrants Issued | (per share)	$ 0.40		0.49
Weighted Average Exercise Prices, Warrants Exercised | $ / shares			$ 0.40
Weighted Average Exercise Prices, Ending | $ / shares		$ 0.54
Grant Date Fair Value, Beginning	$ 0		$ 827,461
Grant Date Fair Value, Private Placements	800,821	$ 1,922,784
Grant Date Fair Value, Broker Warrants Issued	$ 26,640	204,006
Grant Date Fair Value, Warrants Exercised		(30,443)
Grant Date Fair Value, Ending		$ 2,923,808